INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Net straight-line rent receivable	$ 64.0	$ 48.6